Right-of-use asset and lease liability (Details 6) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Disclosure of fair value measurement of assets [line items]
Facilities sharing	R$ 35,926
Not Later Than One Year One [Member]
Disclosure of fair value measurement of assets [line items]
Facilities sharing	2,269
Later than one year and not later than five years [Member]
Disclosure of fair value measurement of assets [line items]
Facilities sharing	9,077
Later than five years [Member]
Disclosure of fair value measurement of assets [line items]
Facilities sharing	R$ 24,580